SIGNIFICANT ACCOUNTING POLICIES - Exchange Rates (Details)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
SIGNIFICANT ACCOUNTING POLICIES
Period Ended RMB: USD exchange rate	7.0176	7.296	7.1135
Period Average RMB: USD exchange rate	7.2043	7.0533	6.5532